ACCOUNTS AND OTHER RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF ACCOUNTS AND OTHER RECEIVABLE

Accounts other receivable consisted of the following:

	As of March 31,
	2025	2026
	HKD	HKD

Accounts receivable from third parties, net	6,986,013	5,663,488
Other receivables for investments, disposal of intangible assets and concert tickets	10,096,072	2,385,904
	$17,082,085	$8,049,392